Other Payables and Accruals (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Schedule of Other Payables and Accruals
	June 30, 2020	December 31, 2019
Accounts payable	$8,545	$61,898
Accrued payroll and welfare payable	56,040	107,284
VAT and other taxes payable	(2,460)	25,728
Others (a)	57,230	32,655
	$119,355	$227,565

(a)	Others primarily include office rental and property management fee payable by Liaoning branch of ZDSE.

	2019	2018
Accounts payable (a)	$61,898	$-
Accrued payroll and welfare payable	107,284	16,221
VAT and other taxes payable	25,728	1,379
Others (b)	32,655	2,296
	$227,565	$19,896

(a)	Accounts payable primarily include commission payable for students’ referral.
(b)	Others primarily include miscellaneous expenses payable.

	As of December 31,
	2018	2017
Accrued payroll and welfare payable	$16,221	$-
VAT and other taxes payable	1,379	-
Others	2,296	-
	$19,896	$-